LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Interest expense on lease liabilities	$ 127	$ 48
Exchange rate differences	64	3
Adjustments for indexation	74
Depreciation expenses on right-of-use assets	$ 483	$ 264